Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 19, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	ABCO Energy, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		25,180,030
Amendment Flag	false
Entity Central Index Key	0001300938
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2